CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 33,073	$ 35,635
Time deposits maturing over three months	4,008
Marketable securities (note 3)		1,045
Available-for-sale securities (note 4)	7,630
Accounts receivable, less allowances for doubtful accounts of $599 and $447 at March 31, 2011 and 2012, respectively	12,476	17,210
Inventories (note 5)	15,852	19,517
Prepaid expenses and other current assets (note 6)	2,164	2,154
Total current assets	75,203	75,561
Property, plant and equipment-net (note 7)	46,177	51,052
Deferred income tax assets (note 10)	187	154
Goodwill (note 8)	392	392
Total assets	121,959	127,159
Current liabilities:
Accounts payable	5,741	6,864
Accrued payroll and employee benefits	3,778	3,971
Customer deposits	2,257	1,965
Other accrued liabilities (note 9)	1,311	1,453
Income taxes payable	438	596
Deferred income tax liabilities (note 10)	421	213
Dividend payable	324	810
Total current liabilities	14,270	15,872
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares nil par value-authorized 30,000,000 shares, shares issued and outstanding March 31, 2011 - 16,194,810; March 31, 2012 - 16,196,810	50,816	50,809
Additional paid-in capital	8,265	7,719
Accumulated other comprehensive income	4,570	5,316
Retained earnings	44,038	47,443
Total shareholders' equity	107,689	111,287
Total liabilities and shareholders' equity	$ 121,959	$ 127,159